Distribution Date:	08/17/22	Wells Fargo Commercial Mortgage Trust 2018-C46
Determination Date:	08/11/22
Next Distribution Date:	09/16/22
Record Date:	07/29/22	Commercial Mortgage Pass-Through Certificates
Series 2018-C46

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Investor Relations		REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	4		Three Wells Fargo, MAC D1050-084, 401 South Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations	(704) 374-6161	REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			301 South College Street | Charlotte, NC 28288-0166 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001QAQ4	3.157000%	14,029,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001QAR2	4.058000%	147,143,000.00	136,338,063.81	302,495.57	461,049.89	0.00	0.00	763,545.46	136,035,568.24	31.13%	30.00%
A-SB	95001QAS0	4.086000%	24,040,000.00	24,040,000.00	0.00	81,856.20	0.00	0.00	81,856.20	24,040,000.00	31.13%	30.00%
A-3	95001QAT8	3.888000%	115,000,000.00	115,000,000.00	0.00	372,600.00	0.00	0.00	372,600.00	115,000,000.00	31.13%	30.00%
A-4	95001QAU5	4.152000%	184,264,000.00	184,264,000.00	0.00	637,553.44	0.00	0.00	637,553.44	184,264,000.00	31.13%	30.00%
A-S	95001QAX9	4.382000%	56,234,000.00	56,234,000.00	0.00	205,347.82	0.00	0.00	205,347.82	56,234,000.00	22.70%	21.88%
B	95001QAY7	4.633000%	31,145,000.00	31,145,000.00	0.00	120,245.65	0.00	0.00	120,245.65	31,145,000.00	18.03%	17.38%
C	95001QAZ4	5.155354%	32,010,000.00	32,010,000.00	0.00	137,519.07	0.00	0.00	137,519.07	32,010,000.00	13.23%	12.75%
D	95001QAC5	3.000000%	20,840,000.00	20,840,000.00	0.00	52,100.00	0.00	0.00	52,100.00	20,840,000.00	10.11%	9.74%
ERR	95001QAE1	5.155354%	16,361,000.00	16,361,000.00	0.00	70,288.96	0.00	0.00	70,288.96	16,361,000.00	7.65%	7.38%
FRR	95001QAG6	5.155354%	12,977,000.00	12,977,000.00	0.00	55,750.86	0.00	0.00	55,750.86	12,977,000.00	5.71%	5.50%
GRR	95001QAJ0	5.155354%	10,382,000.00	10,382,000.00	0.00	44,602.41	0.00	0.00	44,602.41	10,382,000.00	4.15%	4.00%
HRR	95001QAL5	5.155354%	27,684,550.00	27,684,550.00	0.00	13,617.16	0.00	0.00	13,617.16	27,684,550.00	0.00%	0.00%
R	95001QAN1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			692,109,550.00	667,275,613.81	302,495.57	2,252,531.46	0.00	0.00	2,555,027.03	666,973,118.24

X-A	95001QAV3	1.100740%	484,476,000.00	459,642,063.81	0.00	421,621.85	0.00	0.00	421,621.85	459,339,568.24
X-B	95001QAW1	0.500528%	119,389,000.00	119,389,000.00	0.00	49,797.94	0.00	0.00	49,797.94	119,389,000.00
X-D	95001QAA9	2.155354%	20,840,000.00	20,840,000.00	0.00	37,431.32	0.00	0.00	37,431.32	20,840,000.00
Notional SubTotal			624,705,000.00	599,871,063.81	0.00	508,851.11	0.00	0.00	508,851.11	599,568,568.24

Deal Distribution Total					302,495.57	2,761,382.57	0.00	0.00	3,063,878.14

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001QAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001QAR2	926.56846612	2.05579314	3.13334572	0.00000000	0.00000000	0.00000000	0.00000000	5.18913886	924.51267298
A-SB	95001QAS0	1,000.00000000	0.00000000	3.40500000	0.00000000	0.00000000	0.00000000	0.00000000	3.40500000	1,000.00000000
A-3	95001QAT8	1,000.00000000	0.00000000	3.24000000	0.00000000	0.00000000	0.00000000	0.00000000	3.24000000	1,000.00000000
A-4	95001QAU5	1,000.00000000	0.00000000	3.46000000	0.00000000	0.00000000	0.00000000	0.00000000	3.46000000	1,000.00000000
A-S	95001QAX9	1,000.00000000	0.00000000	3.65166661	0.00000000	0.00000000	0.00000000	0.00000000	3.65166661	1,000.00000000
B	95001QAY7	1,000.00000000	0.00000000	3.86083320	0.00000000	0.00000000	0.00000000	0.00000000	3.86083320	1,000.00000000
C	95001QAZ4	1,000.00000000	0.00000000	4.29612840	0.00000000	0.00000000	0.00000000	0.00000000	4.29612840	1,000.00000000
D	95001QAC5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
ERR	95001QAE1	1,000.00000000	0.00000000	4.29612860	0.00000000	0.00000000	0.00000000	0.00000000	4.29612860	1,000.00000000
FRR	95001QAG6	1,000.00000000	0.00000000	4.29612854	0.00000000	0.00000000	0.00000000	0.00000000	4.29612854	1,000.00000000
GRR	95001QAJ0	1,000.00000000	0.00000000	4.29612888	0.00000000	0.00000000	0.00000000	0.00000000	4.29612888	1,000.00000000
HRR	95001QAL5	1,000.00000000	0.00000000	0.49186857	3.80426014	43.81427764	0.00000000	0.00000000	0.49186857	1,000.00000000
R	95001QAN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001QAV3	948.74062659	0.00000000	0.87026365	0.00000000	0.00000000	0.00000000	0.00000000	0.87026365	948.11624980
X-B	95001QAW1	1,000.00000000	0.00000000	0.41710660	0.00000000	0.00000000	0.00000000	0.00000000	0.41710660	1,000.00000000
X-D	95001QAA9	1,000.00000000	0.00000000	1.79612860	0.00000000	0.00000000	0.00000000	0.00000000	1.79612860	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/22 - 07/30/22	30	0.00	461,049.89	0.00	461,049.89	0.00	0.00	0.00	461,049.89	0.00
A-SB	07/01/22 - 07/30/22	30	0.00	81,856.20	0.00	81,856.20	0.00	0.00	0.00	81,856.20	0.00
A-3	07/01/22 - 07/30/22	30	0.00	372,600.00	0.00	372,600.00	0.00	0.00	0.00	372,600.00	0.00
A-4	07/01/22 - 07/30/22	30	0.00	637,553.44	0.00	637,553.44	0.00	0.00	0.00	637,553.44	0.00
X-A	07/01/22 - 07/30/22	30	0.00	421,621.85	0.00	421,621.85	0.00	0.00	0.00	421,621.85	0.00
X-B	07/01/22 - 07/30/22	30	0.00	49,797.94	0.00	49,797.94	0.00	0.00	0.00	49,797.94	0.00
X-D	07/01/22 - 07/30/22	30	0.00	37,431.32	0.00	37,431.32	0.00	0.00	0.00	37,431.32	0.00
A-S	07/01/22 - 07/30/22	30	0.00	205,347.82	0.00	205,347.82	0.00	0.00	0.00	205,347.82	0.00
B	07/01/22 - 07/30/22	30	0.00	120,245.65	0.00	120,245.65	0.00	0.00	0.00	120,245.65	0.00
C	07/01/22 - 07/30/22	30	0.00	137,519.07	0.00	137,519.07	0.00	0.00	0.00	137,519.07	0.00
D	07/01/22 - 07/30/22	30	0.00	52,100.00	0.00	52,100.00	0.00	0.00	0.00	52,100.00	0.00
ERR	07/01/22 - 07/30/22	30	0.00	70,288.96	0.00	70,288.96	0.00	0.00	0.00	70,288.96	0.00
FRR	07/01/22 - 07/30/22	30	0.00	55,750.86	0.00	55,750.86	0.00	0.00	0.00	55,750.86	0.00
GRR	07/01/22 - 07/30/22	30	0.00	44,602.41	0.00	44,602.41	0.00	0.00	0.00	44,602.41	0.00
HRR	07/01/22 - 07/30/22	30	1,102,921.04	118,936.38	0.00	118,936.38	105,319.23	0.00	0.00	13,617.16	1,212,978.56
Totals			1,102,921.04	2,866,701.79	0.00	2,866,701.79	105,319.23	0.00	0.00	2,761,382.57	1,212,978.56

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,063,878.14
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,878,714.31	Master Servicing Fee	4,384.07
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,570.90
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	287.30
ARD Interest	0.00	Operating Advisor Fee	1,249.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	229.84
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,878,714.31	Total Fees	12,011.12

Principal		Expenses/Reimbursements
Scheduled Principal	302,495.57	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	89,428.54
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,577.08
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	313.61
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	302,495.57	Total Expenses/Reimbursements	105,319.23

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,761,382.57
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	302,495.57
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,063,878.14
Total Funds Collected	3,181,209.88	Total Funds Distributed	3,181,208.49

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	667,275,613.83	667,275,613.83	Beginning Certificate Balance	667,275,613.81
(-) Scheduled Principal Collections	302,495.57	302,495.57	(-) Principal Distributions	302,495.57
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	666,973,118.26	666,973,118.26	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	667,317,081.61	667,317,081.61	Ending Certificate Balance	666,973,118.24
Ending Actual Collateral Balance	667,014,767.70	667,014,767.70

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.02)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.02)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.16%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	44,599,663.58	6.69%	46	5.1547	NAP	Defeased	5	44,599,663.58	6.69%	46	5.1547	NAP
2,000,000 or less	1	1,800,000.00	0.27%	71	4.9450	4.409400	Unknown	3	39,196,453.82	5.88%	33	4.7445	NAP
2,000,001 to 3,000,000	2	5,430,797.24	0.81%	41	5.3724	2.048966	1.30 or less	10	163,080,186.65	24.45%	61	5.2371	0.931055
3,000,001 to 4,000,000	3	10,154,802.84	1.52%	71	5.3117	1.574479	1.31 to 1.40	1	17,047,497.41	2.56%	71	5.3300	1.316600
4,000,001 to 5,000,000	3	13,859,067.79	2.08%	51	5.4566	1.228974	1.41 to 1.50	3	14,846,241.95	2.23%	71	5.1682	1.471210
5,000,001 to 6,000,000	1	5,915,310.45	0.89%	68	5.3000	1.984000	1.51 to 1.75	7	102,382,237.22	15.35%	51	5.1112	1.578476
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.25	13	150,326,842.83	22.54%	55	4.8774	2.008530
7,000,001 to 8,000,000	2	15,167,186.18	2.27%	41	5.0950	2.193423	2.26 to 2.75999	5	92,105,988.73	13.81%	69	4.9467	2.389047
8,000,001 to 9,000,000	3	24,811,880.24	3.72%	52	5.2851	1.398075	2.76 to 3	1	20,000,000.00	3.00%	68	3.8940	2.817300
9,000,001 to 10,000,000	3	27,648,816.59	4.15%	72	5.2684	1.147438	3.01 or greater	3	23,388,006.07	3.51%	71	4.8716	3.441222
10,000,001 to 15,000,000	15	185,546,100.45	27.82%	67	5.0294	2.003032	Totals	51	666,973,118.26	100.00%	58	5.0099	1.634989
15,000,001 to 20,000,000	8	145,039,492.90	21.75%	47	4.8557	1.283028
20,000,001 to 30,000,000	1	24,000,000.00	3.60%	72	5.1200	0.080200
30,000,001 to 50,000,000	3	108,000,000.00	16.19%	51	4.8952	1.526546
50,000,001 or greater	1	55,000,000.00	8.25%	71	4.9000	2.336400
Totals	51	666,973,118.26	100.00%	58	5.0099	1.634989
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	6	44,599,663.58	6.69%	46	5.1547	NAP
							Defeased	6	44,599,663.58	6.69%	46	5.1547	NAP
Alabama	2	29,263,872.31	4.39%	71	5.2027	1.801350
							Industrial	4	31,101,647.67	4.66%	71	4.9437	2.226356
Arizona	2	16,684,297.80	2.50%	71	5.0224	1.958092
							Lodging	6	94,403,371.41	14.15%	64	5.1206	2.065663
Arkansas	1	12,250,000.00	1.84%	72	4.6900	1.884800
							Mixed Use	1	9,350,000.00	1.40%	72	5.4200	(0.016500)
California	7	79,736,822.66	11.96%	71	4.8043	2.220287
							Multi-Family	8	86,774,701.67	13.01%	57	5.1261	1.295217
Colorado	1	8,203,339.81	1.23%	12	5.8900	1.044900
							Office	9	154,786,871.53	23.21%	48	5.0708	1.544242
Connecticut	1	23,640,180.28	3.54%	9	5.9900	1.292300
							Retail	20	245,956,830.67	36.88%	61	4.8546	1.869618
Florida	7	68,577,471.03	10.28%	60	4.9948	1.402388
							Totals	54	666,973,118.26	100.00%	58	5.0099	1.634989
Georgia	3	14,295,736.86	2.14%	39	4.9512	1.943752
Illinois	1	8,412,000.15	1.26%	71	5.0900	1.653600
Louisiana	1	2,740,797.24	0.41%	11	5.6300	2.299500
Maryland	2	38,359,065.98	5.75%	16	4.9841	1.543283
Michigan	1	10,884,237.07	1.63%	72	5.6500	1.586400
Nevada	2	46,000,000.00	6.90%	69	4.8267	2.061007
New Jersey	1	24,000,000.00	3.60%	72	5.1200	0.080200
New Mexico	1	7,667,186.18	1.15%	72	5.3150	2.177500
New York	5	67,815,310.45	10.17%	71	5.0837	1.207172
North Carolina	3	81,185,731.59	12.17%	71	4.9233	2.130083
Oklahoma	1	18,830,000.00	2.82%	72	5.3100	1.591800
Tennessee	1	970,000.00	0.15%	72	5.1100	1.793700
Texas	1	8,196,540.28	1.23%	72	4.8800	1.489300
Virginia	4	54,660,833.26	8.20%	28	4.4964	2.157767
Totals	54	666,973,118.26	100.00%	58	5.0099	1.634989

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	44,599,663.58	6.69%	46	5.1547	NAP	Defeased	5	44,599,663.58	6.69%	46	5.1547	NAP
	4.250% or less	1	20,000,000.00	3.00%	68	3.8940	2.817300	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	38,149,851.27	5.72%	9	4.2580	1.050929	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	2	25,250,000.00	3.79%	71	4.6694	2.266974	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	15	278,541,445.32	41.76%	62	4.8999	1.785523	37 months to 48 months	22	255,072,447.85	38.24%	70	5.0272	1.537362
	5.001% to 5.250%	13	129,645,695.35	19.44%	66	5.1151	1.441161	49 months or greater	24	367,301,006.83	55.07%	51	4.9803	1.699977
	5.251% to 5.500%	7	81,958,810.63	12.29%	71	5.3546	1.431507	Totals	51	666,973,118.26	100.00%	58	5.0099	1.634989
	5.501% to 5.750%	2	13,625,034.31	2.04%	60	5.6460	1.729846
	5.751% or more	4	35,202,617.80	5.28%	16	5.9543	1.073379
	Totals	51	666,973,118.26	100.00%	58	5.0099	1.634989
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	44,599,663.58	6.69%	46	5.1547	NAP	Defeased	5	44,599,663.58	6.69%	46	5.1547	NAP
	84 months or less	46	622,373,454.68	93.31%	59	4.9995	1.633331	Interest Only	30	457,116,073.36	68.54%	64	4.9373	1.717624
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	1	5,915,310.45	0.89%	68	5.3000	1.984000
	Totals	51	666,973,118.26	100.00%	58	5.0099	1.634989	301 months or greater	15	159,342,070.87	23.89%	43	5.1668	1.378495
								Totals	51	666,973,118.26	100.00%	58	5.0099	1.634989
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	44,599,663.58	6.69%	46	5.1547	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	41	560,261,690.41	84.00%	60	5.0148	1.770625
	13 months to 24 months	2	22,915,310.45	3.44%	71	5.0615	1.070397
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Unknown	3	39,196,453.82	5.88%	33	4.7445	NAP
	Totals	51	666,973,118.26	100.00%	58	5.0099	1.634989
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	610945832	LO	Charlotte	NC	Actual/360	4.900%	232,069.44	0.00	0.00	N/A	07/11/28	--	55,000,000.00	55,000,000.00	07/11/22
2	883100854	RT	Fairfax	VA	Actual/360	4.258%	68,956.59	25,162.17	0.00	N/A	05/10/23	--	18,806,627.41	18,781,465.24	08/10/22
2A	883100855				Actual/360	4.258%	71,111.48	25,948.49	0.00	N/A	05/10/23	--	19,394,334.52	19,368,386.03	08/10/22
3	310946189	RT	Aventura	FL	Actual/360	4.890%	168,433.33	0.00	0.00	N/A	07/11/28	--	40,000,000.00	40,000,000.00	08/11/22
4	600944524	OF	Silver Spring	MD	Actual/360	4.900%	147,680.56	0.00	0.00	N/A	07/11/23	--	35,000,000.00	35,000,000.00	08/11/22
5	310944713	RT	Las Vegas	NV	Actual/360	4.896%	139,136.52	0.00	0.00	N/A	05/11/28	--	33,000,000.00	33,000,000.00	08/11/22
6	883100894	MF	New York	NY	Actual/360	4.979%	72,879.71	0.00	0.00	N/A	08/06/28	--	17,000,000.00	17,000,000.00	07/06/21
6A	883100897				Actual/360	4.979%	64,734.33	0.00	0.00	N/A	08/06/28	--	15,100,000.00	15,100,000.00	07/06/21
7	307331065	OF	Hartford	CT	Actual/360	5.990%	97,662.53	21,837.67	0.00	N/A	05/06/23	--	18,933,981.89	18,912,144.22	08/06/22
7A	307331066				Actual/360	5.990%	24,417.18	5,457.87	0.00	N/A	05/06/23	--	4,733,525.66	4,728,067.79	08/06/22
8	300571855	OF	Bedminster	NJ	Actual/360	5.120%	105,813.33	0.00	0.00	N/A	08/06/28	--	24,000,000.00	24,000,000.00	10/06/21
9	883100910	OF	Sunnyvale	CA	Actual/360	3.894%	67,062.76	0.00	0.00	N/A	04/06/28	--	20,000,000.00	20,000,000.00	08/06/22
10	301741321	RT	Owasso	OK	Actual/360	5.310%	86,100.18	0.00	0.00	N/A	08/06/28	--	18,830,000.00	18,830,000.00	08/06/22
11	307331081	RT	Florence	AL	Actual/360	5.330%	78,346.55	22,501.06	0.00	N/A	07/06/28	--	17,069,998.47	17,047,497.41	08/06/22
12	883100893	RT	Harrisonburg	VA	Actual/360	5.040%	64,265.02	16,625.32	0.00	N/A	08/06/28	--	14,807,607.31	14,790,981.99	08/06/22
13	301741310	RT	Charlotte	NC	Actual/360	4.790%	59,983.77	0.00	0.00	N/A	08/06/28	--	14,542,500.00	14,542,500.00	08/06/22
14	301741306	MF	New York	NY	Actual/360	5.455%	65,763.06	0.00	0.00	N/A	07/06/28	--	14,000,000.00	14,000,000.00	08/06/22
15	310944779	RT	Ardsley	NY	Actual/360	4.880%	58,831.11	0.00	0.00	N/A	06/11/28	--	14,000,000.00	14,000,000.00	08/11/22
17	883100884	MF	Jacksonville	FL	Actual/360	5.125%	57,371.53	0.00	0.00	N/A	07/06/23	--	13,000,000.00	13,000,000.00	08/06/22
18	307331071	RT	Henderson	NV	Actual/360	4.650%	52,054.17	0.00	0.00	N/A	06/06/28	--	13,000,000.00	13,000,000.00	08/06/22
19	301741322	OF	Huntsville	AL	Actual/360	5.025%	52,935.05	17,050.52	0.00	N/A	08/06/28	--	12,233,425.42	12,216,374.90	08/06/22
20	410945872	SS	Houston	TX	Actual/360	5.230%	57,195.86	0.00	0.00	N/A	08/11/23	--	12,700,000.00	12,700,000.00	08/11/22
21	883100882	OF	Glendale	AZ	Actual/360	4.970%	52,740.86	14,132.85	0.00	N/A	07/06/28	--	12,323,430.65	12,309,297.80	08/06/22
22	307331075	LO	Rocky Mount	NC	Actual/360	5.200%	52,206.92	15,882.83	0.00	N/A	06/06/28	--	11,659,114.42	11,643,231.59	08/06/22
23	300571857	RT	Conway	AR	Actual/360	4.690%	49,472.99	0.00	0.00	N/A	08/06/28	--	12,250,000.00	12,250,000.00	07/06/22
24	301741314	OF	Pontiac	MI	Actual/360	5.650%	53,019.85	13,362.27	0.00	N/A	08/06/28	--	10,897,599.34	10,884,237.07	08/06/22
25	410944788	OF	Orlando	FL	Actual/360	5.140%	47,962.36	14,759.82	0.00	N/A	08/11/28	--	10,836,230.85	10,821,471.03	06/11/22
26	410945984	IN	Fremont	CA	Actual/360	4.890%	46,319.17	11,993.93	0.00	N/A	07/11/28	--	11,000,000.00	10,988,006.07	08/11/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	410944937	RT	Scotts Valley	CA	Actual/360	4.840%	44,178.44	0.00	0.00	N/A	08/11/28	--	10,600,000.00	10,600,000.00	08/11/22
28	310945589	RT	Costa Mesa	CA	Actual/360	5.190%	46,926.25	0.00	0.00	N/A	08/11/28	--	10,500,000.00	10,500,000.00	08/11/22
29	301741303	MF	Dallas	TX	Actual/360	5.240%	46,744.49	11,171.88	0.00	N/A	07/06/28	--	10,359,528.33	10,348,356.45	08/06/22
30	300571833	MH	Various	Various	Actual/360	4.610%	39,697.22	0.00	0.00	N/A	06/06/28	03/06/28	10,000,000.00	10,000,000.00	08/06/22
31	307331079	LO	Merced	CA	Actual/360	5.340%	42,124.40	11,981.35	0.00	N/A	08/06/28	--	9,160,797.94	9,148,816.59	08/06/22
32	307331080	MU	San Francisco	CA	Actual/360	5.420%	43,638.53	0.00	0.00	N/A	08/06/28	--	9,350,000.00	9,350,000.00	04/06/20
33	883100892	MF	Los Angeles	CA	Actual/360	5.042%	39,726.76	0.00	0.00	N/A	08/06/28	--	9,150,000.00	9,150,000.00	08/06/22
34	301741319	IN	McKinney	TX	Actual/360	4.880%	34,493.16	11,772.93	0.00	N/A	08/06/28	--	8,208,313.21	8,196,540.28	08/06/22
35	301741311	LO	Centennial	CO	Actual/360	5.890%	41,655.40	9,565.95	0.00	N/A	08/06/23	--	8,212,905.76	8,203,339.81	08/06/22
36	307331077	IN	Arlington Heights	IL	Actual/360	5.090%	36,911.72	9,457.96	0.00	N/A	07/06/28	--	8,421,458.11	8,412,000.15	08/06/22
37	301741313	LO	Albuquerque	NM	Actual/360	5.315%	35,134.08	9,364.84	0.00	N/A	08/06/28	--	7,676,551.02	7,667,186.18	08/06/22
38	307331073	MF	Atlanta	GA	Actual/360	4.870%	31,452.08	0.00	0.00	N/A	06/06/23	--	7,500,000.00	7,500,000.00	08/06/22
39	307331060	OF	Albany	NY	Actual/360	5.300%	27,052.00	12,091.08	0.00	N/A	04/06/28	--	5,927,401.53	5,915,310.45	08/06/22
40	307331078	RT	Clovis	NM	Actual/360	5.580%	28,830.00	0.00	0.00	N/A	08/06/23	05/06/23	6,000,000.00	6,000,000.00	08/06/22
41	883100895	SS	Garden City	GA	Actual/360	5.345%	25,577.43	5,815.83	0.00	N/A	08/06/28	05/06/28	5,557,122.96	5,551,307.13	08/06/22
42	410946058	RT	Various	FL	Actual/360	5.190%	21,255.36	0.00	0.00	N/A	08/11/28	--	4,756,000.00	4,756,000.00	08/11/22
43	410945851	MF	Buckeye	AZ	Actual/360	5.170%	19,477.26	0.00	0.00	N/A	08/11/28	--	4,375,000.00	4,375,000.00	08/11/22
44	410945891	IN	Atlanta	GA	Actual/360	4.910%	14,839.58	4,686.97	0.00	N/A	07/11/28	--	3,509,788.14	3,505,101.17	08/11/22
45	307331074	MF	Salisbury	MD	Actual/360	5.860%	16,970.38	3,995.19	0.00	N/A	06/06/28	--	3,363,061.17	3,359,065.98	08/06/22
46	307331076	MF	Smyrna	GA	Actual/360	5.180%	14,698.04	4,477.62	0.00	N/A	07/06/28	--	3,295,113.31	3,290,635.69	08/06/22
47	310945459	LO	New Orleans	LA	Actual/360	5.630%	13,304.02	3,399.17	0.00	N/A	07/11/23	--	2,744,196.41	2,740,797.24	08/11/22
48	410946061	RT	Various	Various	Actual/360	5.110%	11,836.75	0.00	0.00	N/A	08/11/28	--	2,690,000.00	2,690,000.00	08/11/22
49	410939455	RT	East Hampton	NY	Actual/360	4.945%	7,664.75	0.00	0.00	N/A	07/11/28	--	1,800,000.00	1,800,000.00	08/11/22
Totals							2,878,714.31	302,495.57	0.00				667,275,613.83	666,973,118.26
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	3,983,108.01	7,613,333.38	07/01/21	06/30/22	--	0.00	0.00	231,359.02	231,359.02	0.00	0.00
2	19,702,382.74	5,619,053.76	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,210,020.10	2,528,813.24	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,293,861.10	759,114.86	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,420,631.05	5,870,669.20	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,766,553.77	631,054.83	01/01/21	06/30/21	02/11/22	4,250,000.00	124,475.66	54,399.94	805,568.90	643,923.78	0.00
6A	0.00	0.00	--	--	02/11/22	3,775,000.00	110,563.67	48,319.95	715,534.73	0.00	0.00
7	4,850,869.42	1,505,929.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	220,918.03	0.00	--	--	06/11/21	12,500,518.69	648,282.13	50,361.08	551,760.49	0.00	0.00
9	18,904,095.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,819,603.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,813,806.75	433,968.18	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,751,264.86	589,206.45	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,593,340.37	803,146.32	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	924,376.34	874,446.39	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	957,411.08	574,120.18	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,228,131.50	340,807.16	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,586,932.79	845,626.81	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,069,879.71	1,222,727.86	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,102,483.50	383,456.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,146,882.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	4,659,950.80	2,228,696.61	01/01/22	06/30/22	--	0.00	0.00	49,420.25	49,420.25	0.00	0.00
24	0.00	373,576.36	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,007,315.41	0.00	--	--	--	0.00	230.63	62,544.89	125,352.48	0.00	0.00
26	1,499,246.52	938,030.05	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,525,957.68	917,203.84	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	890,153.00	445,076.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,508,602.22	1,606,271.47	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	6,396.42	0.00	--	--	10/12/21	0.00	21,799.14	43,485.55	1,176,450.04	216,271.66	0.00
33	679,604.19	140,984.18	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	843,650.14	436,318.32	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	667,764.46	763,130.58	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,003,446.38	226,827.74	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,041,110.58	1,283,541.23	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	874,885.66	210,086.73	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	999,227.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	373,540.42	96,732.85	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	2,865.80	0.00
43	491,167.24	262,163.34	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	448,498.97	113,835.80	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	333,703.88	91,492.84	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	345,061.56	87,979.69	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	122,599.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	257,848.20	62,282.81	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	384,566.92	98,370.47	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	105,188,251.38	41,100,675.03				20,525,518.69	905,351.23	539,890.68	3,655,445.91	863,061.24	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/22	1	10,821,471.03	0	0.00	4	65,450,000.00	3	56,100,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	5.009902%	4.964466%	58
07/15/22	1	10,836,230.85	0	0.00	4	65,450,000.00	3	56,100,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	5.009956%	4.964531%	59
06/17/22	0	0.00	0	0.00	4	65,450,000.00	1	24,000,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	5.010022%	4.964609%	60
05/17/22	0	0.00	0	0.00	4	65,450,000.00	1	24,000,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	5.010078%	4.964676%	61
04/18/22	0	0.00	0	0.00	4	65,450,000.00	1	24,000,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	5.010143%	4.964753%	62
03/17/22	0	0.00	0	0.00	4	65,450,000.00	1	24,000,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	5.010198%	4.964818%	63
02/17/22	0	0.00	0	0.00	4	65,450,000.00	1	24,000,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	5.010283%	4.964918%	64
01/18/22	0	0.00	0	0.00	4	65,450,000.00	1	24,000,000.00	1	9,350,000.00	1	15,100,000.00	0	0.00	0	0.00	5.010337%	4.964982%	65
12/17/21	0	0.00	0	0.00	4	65,450,000.00	1	24,000,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	5.010391%	4.965046%	66
11/18/21	0	0.00	1	24,000,000.00	3	41,450,000.00	1	24,000,000.00	1	9,350,000.00	1	17,000,000.00	0	0.00	0	0.00	5.010454%	4.965122%	67
10/18/21	1	24,000,000.00	2	32,100,000.00	1	9,350,000.00	1	24,000,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	5.010507%	4.965185%	68
09/17/21	2	32,100,000.00	0	0.00	1	9,350,000.00	1	24,000,000.00	1	9,350,000.00	0	0.00	0	0.00	1	13,750,000.00	5.010570%	4.977231%	69
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	610945832	07/11/22	0	A	231,359.02	231,359.02	0.00	55,000,000.00
6	883100894	07/06/21	12	6	54,399.94	805,568.90	922,871.01	17,000,000.00	10/08/21	98		05/25/22
6A	883100897	07/06/21	12	6	48,319.95	715,534.73	0.00	15,100,000.00	10/08/21	98		05/25/22
8	300571855	10/06/21	9	6	50,361.08	551,760.49	41,926.37	24,000,000.00	01/29/21	6		05/04/21
23	300571857	07/06/22	0	B	49,420.25	49,420.25	0.00	12,250,000.00
25	410944788	06/11/22	1	1	62,544.89	125,352.48	0.00	10,852,468.29
32	307331080	04/06/20	27	6	43,485.55	1,176,450.04	528,374.55	9,350,000.00	07/17/20	7			06/17/21
Totals					539,890.68	3,655,445.91	1,493,171.93	143,552,468.29
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		146,934,200	146,934,200	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		520,038,918	443,767,447	10,821,471		65,450,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-22	666,973,118	590,701,647	10,821,471	0	56,100,000	9,350,000
Jul-22	667,275,614	590,989,383	10,836,231	0	24,000,000	41,450,000
Jun-22	667,599,788	602,149,788	0	0	32,100,000	33,350,000
May-22	667,887,482	602,437,482	0	0	32,100,000	33,350,000
Apr-22	668,208,951	602,758,951	0	0	32,100,000	33,350,000
Mar-22	668,493,863	603,043,863	0	0	32,100,000	33,350,000
Feb-22	668,883,038	603,433,038	0	0	32,100,000	33,350,000
Jan-22	669,164,868	603,714,868	0	0	32,100,000	33,350,000
Dec-21	669,445,413	603,995,413	0	0	32,100,000	33,350,000
Nov-21	669,759,993	604,309,993	0	0	41,450,000	24,000,000
Oct-21	670,037,820	604,587,820	0	32,100,000	0	33,350,000
Sep-21	670,349,782	604,899,782	32,100,000	0	0	33,350,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	883100894	17,000,000.00	17,000,000.00	62,900,000.00	06/19/18	607,970.33	0.75250	06/30/21	08/06/28	I/O
6A	883100897	15,100,000.00	15,100,000.00	62,900,000.00	06/19/18			--	08/06/28	I/O
8	300571855	24,000,000.00	24,000,000.00	17,000,000.00	03/10/21	174,918.03	0.08020	12/31/21	08/06/28	I/O
32	307331080	9,350,000.00	9,350,000.00	12,900,000.00	08/26/21	(4,339.08)	(0.01650)	12/31/21	08/06/28	I/O
Totals		65,450,000.00	65,450,000.00	155,700,000.00		778,549.28

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	883100894	MF	NY	10/08/21	98

Asset transferred to special servicing effective 10/8/2021 due to payment default. Borrower's counsel has filed an appeal with the New York State Court of Appeals regarding litigation surrounding rent increases under the J-51 tax abatement.

Borrowe r filed its opening brief in the appeal on 1/14/2022, Plaintiffs' respondents' brief was filed 2/28/2022, and Borrower's reply is due 3/16/2022. Borrower submitted a forbearance proposal, which SS is currently evaluating. SS submitted a repurchase request to the Loan Seller on 2/25/2022 due to Guarantor bankruptcy prior to the original loan closing.Guarantor reopened its bankruptcy case and the judge entered a stipulation that the Guaranty survived the bankruptcy. SS filed foreclosure and re ceiver motion on 5/25/2022. Receiver motion hearing scheduled for August 2022.

6A	883100897	Various	Various	10/08/21	98

Asset transferred to special servicing effective 10/8/2021 due to payment default. Borrower's counsel has filed an appeal with the New York State Court of Appeals regarding litigation surrounding rent increases under the J-51 tax abatement.

Borrowe r filed its opening brief in the appeal on 1/14/2022, Plaintiffs' respondents' brief was filed 2/28/2022, and Borrower's reply is due 3/16/2022. Borrower submitted a forbearance proposal, which SS is currently evaluating. SS submitted a repurchase request to the Loan Seller on 2/25/2022 due to Guarantor bankruptcy prior to the original loan closing.Guarantor reopened its bankruptcy case and the judge entered a stipulation that the Guaranty survived the bankruptcy. SS filed foreclosure and re ceiver motion on 5/25/2022. Receiver motion hearing scheduled for August 2022.

8	300571855	OF	NJ	01/29/21	6

Loan transferred to SS 1/29/2021. Single tenant filed BK and rejected the lease at the collateral property. The property is physically and economically vacant as of 12/31/2021, with not much single-tenant demand in the market. Foreclosure complain t was filed 5/4/2021 including a provision for Receivership. The Motion for Appointment of Receiver was dismissed without prejudice. Borrower later located a tenant to occupy the entire building and the borrower and lender subsequently reached agreement for a discounted payoff that is expected to close by no later than 10/22.

32	307331080	MU	CA	07/17/20	7

Loan was transferred to Special Servicing on 7/17/2020 for payment default. Foreclosure sale occurred 6/8/2021. Property manager is in place and is working to stabilize the property. SRO leasing campaign launched late-January 2022, one

SRO application received in March 2022. Executed a lease for the last vacant retail space, retail is 100% leased. REO auction scheduled for August 2022 on RealInsight Marketplace.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	883100894	0.00	4.97850%	0.00	4.97850%	8	10/18/21	10/18/21	--
6A	883100897	15,100,000.00	4.97850%	15,100,000.00	4.97850%	8	10/18/21	10/18/21	--
22	307331075	12,013,918.19	5.20000%	11,997,888.75	5.20000%	10	09/04/20	04/06/20	10/13/20
35	301741311	8,437,979.15	5.89000%	8,429,554.76	5.89000%	10	08/04/20	08/06/20	09/11/20
37	301741313	7,895,749.23	5.31500%	7,887,387.62	5.31500%	10	08/18/20	10/06/20	09/11/20
Totals		43,447,646.57		43,414,831.13
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	3,659.72	0.00	0.00	18,201.63	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	3,250.69	0.00	0.00	16,167.33	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	5,166.67	0.00	0.00	55,059.58	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	313.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	15,577.08	0.00	313.61	89,428.54	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		105,319.23

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Supplemental Notes
None

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